Pension and Other Postretirement Benefits, Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 158
2019	165
2020	175
2021	185
2022	194
Years 2023-2027	1,128
Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	12
2019	12
2020	13
2021	13
2022	12
Years 2023-2027	55
Subsidy Receipts, 2018	0
Subsidy Receipts, 2019	0
Subsidy Receipts, 2020	0
Subsidy Receipts, 2021	0
Subsidy Receipts, 2022	0
Subsidy Receipts, Years 2023-2027	$ 1